FINANCIAL RISK MANAGEMENT - Fair Value Measurements (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Level 3
Fair Value Measurements
Fair value of the additional silver stream acquired through conversion of debentures	$ 3,400
Level 3 | Market approach | Discount rate
Fair Value Measurements
Acquisition date fair values of royalty and other interests	9,800	$ 75,000
Recurring | Level 1
Fair Value Measurements
Total financial assets, at fair value	2,678	18,190
Recurring | Level 1 | Common shares
Fair Value Measurements
Total financial assets, at fair value	2,678	18,190
Recurring | Level 2
Fair Value Measurements
Total financial assets, at fair value	11	48
Recurring | Level 2 | Warrants
Fair Value Measurements
Total financial assets, at fair value	11	48
Recurring | Level 3
Fair Value Measurements
Total financial assets, at fair value	47,702	1,000
Recurring | Level 3 | Prepaid gold interest
Fair Value Measurements
Total financial assets, at fair value	$ 47,702
Recurring | Level 3 | Convertible debenture
Fair Value Measurements
Total financial assets, at fair value		$ 1,000